Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013
Expenses related to operating leases, asset retirement obligations, land site Leases and right-of-way agreements
Operating leases	$ 357	$ 254	$ 692	$ 841
Asset retirement obligation	191	10	23	358
Non operating Income (Expense), Total	$ (548)	$ (264)	$ (715)	$ (1,199)